SHARE CAPITAL, EARNINGS PER SHARE AND DIVIDENDS (Tables)	12 Months Ended
Mar. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Earnings per share
Earnings per share computation
The denominators for the basic and diluted earnings per share computations are as follows:

	2018	2017
Weighted average number of common shares outstanding	268,235,077	268,693,589
Effect of dilutive stock options	1,219,713	903,690
Weighted average number of common shares outstanding for diluted earnings per share calculation	269,454,790	269,597,279